Pension and Other Postretirement Benefit Plans (Weighted-Average Assumptions Used to Determine Benefit Obligation at End of Year and Net Periodic Cost) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Health care cost trend rate
Initial rate	6.25%	6.50%	6.50%
Ultimate rate	5.00%	5.00%	5.00%
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Discount rate	2.98%	3.45%
Discount rate used calculating net periodic benefit cost	3.35%	4.80%	4.35%
United States Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Rate of compensation increase	4.50%	4.50%
Interest crediting rate for cash balance plans	1.25%	2.05%
Rate of compensation increase	4.50%	4.50%	4.50%
Interest crediting rate for cash balance plans	2.05%	3.05%	2.40%
United States Pension Benefits | Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Discount rate	2.50%	3.30%
Discount rate used calculating net periodic benefit cost	3.13%	4.30%	3.65%
Expected long-term rate of return on plan assets	6.25%	6.50%	6.75%
Foreign Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Rate of compensation increase	3.47%	3.10%
Interest crediting rate for cash balance plans	1.99%	1.80%
Rate of compensation increase	3.10%	3.29%	3.20%
Interest crediting rate for cash balance plans	1.80%	2.19%	2.16%
Foreign Pension Benefits | Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Discount rate	1.55%	2.04%
Discount rate used calculating net periodic benefit cost	2.04%	2.90%	2.57%
Expected long-term rate of return on plan assets	5.39%	5.56%	5.81%